EARNINGS/(LOSS) PER SHARE (Schedule of Basic and Diluted Loss Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Profit/(loss):
Profit/(loss) attributable to ordinary equity holders of the Company		$ (1,481)	¥ (10,742)	¥ 1,949
Weighted average number of ordinary shares in issue during the year		40,948,082	40,948,082	40,948,082
Weighted average number of ordinary shares for basic earnings/(loss) per share	[1]	8,197,897	8,197,897	8,197,897
Weighted average number of ordinary shares for diluted earnings/(loss) per share	[1]	8,197,897	8,197,897	8,197,897
Earnings/(loss) per share:
Earnings/(loss) per share, Basic | (per share)	[1]	$ (0.18)	¥ (1.31)	¥ 0.24
Earnings/(loss) per share, Diluted | (per share)	[1]	$ (0.18)	¥ (1.31)	¥ 0.24

[1]	The basic and diluted earnings/(loss) per ordinary share has been adjusted retrospectively for the share combination which became effective on April 3, 2023.